Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Profit or loss [abstract]
Interest income calculated using effective interest method	[1]	$ 59,871	$ 54,824

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.